Total
Nebraska Tax-Free Income Fund
Nebraska Tax-Free Income Fund
Investment Objective
The investment objective of the Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Nebraska Tax-Free Income Fund Nebraska Tax-Free Income Fund USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nebraska Tax-Free Income Fund Nebraska Tax-Free Income Fund
Management fees	0.40%
Distribution (12b-1) fees	none
Other expenses	0.70%
Total annual fund operating expenses	1.10%
Fee waiver and/or expense reimbursement	(0.65%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.45%
[1]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses to 0.45% of the Fund's average daily net assets through July 31, 2021. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund | USD ($)	46	285	543	1,282

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of the portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and from federal income tax, or in open or closed-end mutual funds which in turn invest in municipal securities, generally.  The Fund may also invest up to 20% of its net assets in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.  The Fund will invest primarily in investment-grade securities (we consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms).  The Fund may also invest up to 20% of its total assets in unrated or non-investment grade securities (non‑investment grade securities are commonly referred to as “junk bonds”).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will count toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

Although the Fund has no limitations on the maturities of individual securities, the average dollar-weighted maturity of the Fund is generally expected to be less than ten years.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  In addition, we review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•
Market Risk   As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors.  Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases such as the COVID-19 pandemic) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.  You may lose money if you invest in the Fund.

•
Active Management Risk   The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect.  The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Interest Rate Risk   Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates.  When interest rates rise, debt securities prices fall.  When interest rates fall, debt securities prices rise.  Changing interest rates may have sudden and unpredictable effects in the markets and on the Fund’s investments.  In general, debt securities with longer matures are more sensitive to changes in interest rates.

•
Credit Risk   The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall.  In general, lower-rated debt securities may have greater credit risk than investment grade securities.

•
Non-Investment Grade Debt (Junk Bond) Securities Risk   Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes or issuer developments.

•
Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

•
Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•
Municipal Securities Risk   Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities.

•
Nebraska State-Specific Risk   Because the Fund invests primarily in Nebraska municipal securities, the Fund is more vulnerable to unfavorable economic, political or regulatory developments in Nebraska than are funds that invest in municipal securities of many states.  These developments may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to the state’s municipal issuers.  Neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State.  In addition, the economy of the State is heavily agricultural and changes in the agricultural sector may adversely affect taxes and other municipal revenues.  The State and its issuers may also be adversely affected by the COVID‑19 pandemic, including negative financial impact on the State’s municipal issuers.

•
No Guarantee That Income Will Remain Tax Exempt   There is no guarantee that the Fund’s income will remain exempt from federal or state income taxes.  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Non-Diversified Risk   The Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.  As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities.

•	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Bloomberg Barclays 5‑Year Municipal Bond Index, which represents major municipal bonds of all quality ratings with an average maturity of approximately five years.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800‑304‑9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2020 was 2.23%.

BEST AND WORST PERFORMING QUARTERS (during the period shown above)
	Quarter/Year	Total Return
Best quarter	2nd quarter 2011	2.52%
Worst quarter	4th quarter 2010	-1.74%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2019)
Average Annual Returns - Nebraska Tax-Free Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Nebraska Tax-Free Income Fund	4.05%	1.30%	1.92%
After Taxes on Distributions | Nebraska Tax-Free Income Fund	4.05%	1.29%	1.90%
After Taxes on Distributions and Sale of Fund Shares | Nebraska Tax-Free Income Fund	2.92%	1.35%	1.92%
Bloomberg Barclays 5-Year Municipal Bond Index	5.45%	2.44%	2.94%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).